Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PACIFIC LIFE FUNDS
Prospectus Date	rr_ProspectusDate	Aug. 01, 2013
Supplement [Text Block]	plf_SupplementTextBlock

SUPPLEMENT DATED MARCH 28, 2014

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS

CLASS A, B, C, I, R AND ADVISOR SHARES DATED AUGUST 1, 2013

This supplement revises the Pacific Life Funds Class A, B, C, I, R and Advisor Shares prospectus dated August 1, 2013, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement apply to the PL Portfolio Optimization Conservative Fund, PL Portfolio Optimization Moderate-Conservative Fund, PL Portfolio Optimization Moderate Fund, PL Portfolio Optimization Moderate-Aggressive Fund and PL Portfolio Optimization Aggressive Fund (each a “PL Portfolio Optimization Fund”) and will be effective April 1, 2014. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

For each PL Portfolio Optimization Fund, the Advisor Class shares column and footnote to the Annual Fund Operating Expenses table describing the expense reimbursement arrangement, as well as the Advisor Class information in the Examples tables (“Fee Tables”), will be replaced with the information below. No other information in the Fee Tables is changed. The effect of the revised expense reimbursement arrangement is to reduce “Total Annual Fund Operating Expenses after Expense Reimbursement” on Advisor Class shares.

PL Portfolio Optimization Conservative Fund

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

Advisor
Management Fee	0.20%
Distribution (12b-1) and/or Service Fees	None
Other Expenses	0.26%
Acquired Funds Fees and Expenses	0.69%
Total Annual Fund Operating Expenses	1.15%
Less Expense Reimbursement[2]	(0.11%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.04%

[1]	The expense information for Advisor Class shares has been restated to reflect current fees.
[2]	The investment adviser has contractually agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.15% through 7/31/2015, and 0.30% from 8/1/2015 through 7/31/2023 for Class A, B, C and R shares; 0.15% through 7/31/2015, 0.20% from 8/1/2015 through 12/31/2015, and 0.30% from 1/1/2016 through 7/31/2023 for Advisor Class shares. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap.

Your expenses (in dollars) if you SELL your shares at the end of each period.
Advisor
1 year	$106
3 years	$343
5 years	$611
10 years	$1,377

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Advisor
1 year	$106
3 years	$343
5 years	$611
10 years	$1,377

PL Portfolio Optimization Moderate-Conservative Fund

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

Advisor
Management Fee	0.20%
Distribution (12b-1) and/or Service Fees	None
Other Expenses	0.26%
Acquired Fund Fees and Expenses	0.74%
Total Annual Fund Operating Expenses	1.20%
Less Expense Reimbursement[2]	(0.11%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.09%

[1]	The expense information for Advisor Class shares has been restated to reflect current fees.
[2]	The investment adviser has contractually agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.15% through 7/31/2015, and 0.30% from 8/1/2015 through 7/31/2023 for Class A, B, C and R shares; 0.15% through 7/31/2015, 0.20% from 8/1/2015 through 12/31/2015, and 0.30% from 1/1/2016 through 7/31/2023 for Advisor Class shares. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap.

Your expenses (in dollars) if you SELL your shares at the end of each period.
Advisor
1 year	$111
3 years	$359
5 years	$638
10 years	$1,435

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Advisor
1 year	$111
3 years	$359
5 years	$638
10 years	$1,435

PL Portfolio Optimization Moderate Fund

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

Advisor
Management Fee	0.20%
Distribution (12b-1) and/or Service Fees	None
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.78%
Total Annual Fund Operating Expenses	1.23%
Less Expense Reimbursement[2]	(0.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.13%

[1]	The expense information for Advisor Class shares has been restated to reflect current fees.
[2]	The investment adviser has contractually agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.15% through 7/31/2015, and 0.30% from 8/1/2015 through 7/31/2023 for Class A, B, C and R shares; 0.15% through 7/31/2015, 0.20% from 8/1/2015 through 12/31/2015, and 0.30% from 1/1/2016 through 7/31/2023 for Advisor Class shares. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap.

Your expenses (in dollars) if you SELL your shares at the end of each period.
Advisor
1 year	$115
3 years	$370
5 years	$656
10 years	$1,470

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Advisor
1 year	$115
3 years	$370
5 years	$656
10 years	$1,470

PL Portfolio Optimization Moderate-Aggressive Fund

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

Advisor
Management Fee	0.20%
Distribution (12b-1) and/or Service Fees	None
Other Expenses	0.26%
Acquired Fund Fees and Expenses	0.82%
Total Annual Fund Operating Expenses	1.28%
Less Expense Reimbursement[2]	(0.11%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.17%

[1]	The expense information for Advisor Class shares has been restated to reflect current fees.
[2]	The investment adviser has contractually agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.15% through 7/31/2015, and 0.30% from 8/1/2015 through 7/31/2023 for Class A, B, C and R shares; 0.15% through 7/31/2015, 0.20% from 8/1/2015 through 12/31/2015, and 0.30% from 1/1/2016 through 7/31/2023 for Advisor Class shares. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap.

Your expenses (in dollars) if you SELL your shares at the end of each period.
Advisor
1 year	$119
3 years	$384
5 years	$681
10 years	$1,525

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Advisor
1 year	$119
3 years	$384
5 years	$681
10 years	$1,525

PL Portfolio Optimization Aggressive Fund

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

Advisor
Management Fee	0.20%
Distribution (12b-1) and/or Service Fees	None
Other Expenses	0.28%
Acquired Fund Fees and Expenses	0.85%
Total Annual Fund Operating Expenses	1.33%
Less Expense Reimbursement[2]	(0.13%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.20%

[1]	The expense information for Advisor Class shares has been restated to reflect current fees.
[2]	The investment adviser has contractually agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.15% through 7/31/2015, and 0.30% from 8/1/2015 through 7/31/2023 for Class A, B, C and R shares; 0.15% through 7/31/2015, 0.20% from 8/1/2015 through 12/31/2015, and 0.30% from 1/1/2016 through 7/31/2023 for Advisor Class shares. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap.

Your expenses (in dollars) if you SELL your shares at the end of each period.
Advisor
1 year	$122
3 years	$395
5 years	$703
10 years	$1,578

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Advisor
1 year	$122
3 years	$395
5 years	$703
10 years	$1,578

SUPPLEMENT DATED MARCH 28, 2014

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS

CLASS P SHARES DATED AUGUST 1, 2013

This supplement revises the Pacific Life Funds Class P Shares prospectus dated August 1, 2013, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement apply to the PL Currency Strategies Fund, PL Small-Cap Growth Fund and PL Small-Cap Value Fund (each, a “Fund”) and will be effective May 1, 2014. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

PL Currency Strategies Fund – Pursuant to approval by the Trust’s board of trustees, including a majority of the independent trustees, at its meeting held in March 2014, Macro Currency Group (“MCG”) will become another sub-adviser of the Fund and the Fund will change to a co-managed structure, with MCG managing one portion of the Fund and the existing sub-adviser to the Fund, NFJ Investment Group LLC, managing the other portion of the Fund. In order to facilitate the addition of MCG as a sub-adviser, a portion of the Fund’s holdings may be sold and new investments purchased in accordance with recommendations by MCG. PLFA, the investment adviser to the Fund, may begin transitioning prior to May 1, 2014. PLFA and/or the Fund may retain a transitioning agent in order to reduce transaction costs associated with the purchase and sale of portfolio holdings in connection with the transition.

The disclosure in the Principal Investment Strategies subsection, except for the last paragraph, will be replaced with the following:

This Fund is sub-advised by both UBS Global Asset Management (Americas) Inc. (“UBS”) and Macro Currency Group (“MCG”). PLFA is the Fund’s investment adviser and, subject to the approval of the Trust’s board of trustees, selects the Fund’s sub-advisers and monitors their performance on an ongoing basis. PLFA allocates the Fund’s assets between UBS and MCG and may change the allocation or rebalance at any time. The sub-advisers employ different approaches to managing global currency strategies, as described below. Each sub-adviser has its own investment style and acts independently of the other.

Under normal market conditions, this Fund principally invests in derivatives and high quality debt securities to establish exposures to global currencies. “Currency Strategies” in the Fund’s name refers to the Fund’s strategies to provide exposures to global currencies, which may include the U.S. dollar and currencies of other developed countries and emerging market countries, to seek to provide total return based on each sub-adviser’s outlook for such currencies. Each sub-adviser will primarily implement these currency strategies using non-deliverable forward foreign currency contracts (“NDFs”), a type of derivative. The Fund may invest a significant portion of its assets in a single currency, a small number of currencies, or currencies in a particular geographic region, and typically a portion of the Fund’s assets will be invested in emerging market currencies.

Each sub-adviser seeks to gain positive exposure to currencies that it believes are undervalued and negative exposure to currencies that it believes are overvalued. Such exposures are primarily obtained by investing in forward positions on currency using NDFs and by holding foreign currency. Generally, positive exposure means having a long position in a specific currency and negative exposure indicates a short position in a specific currency. The Fund typically gains when currencies in which the Fund has long positions appreciate relative to the currencies in which the Fund has short positions. The Fund incurs a loss when currencies in which it has short positions appreciate relative to the currencies in which the Fund has long positions.

Each sub-adviser will make extensive use of NDFs in order to gain or increase exposure to various currencies (whether long or short positions) and to hedge against foreign currency fluctuations. Each sub-adviser uses these derivatives in a way that typically has a leveraging effect on the Fund’s exposure to specific investment opportunities. Such exposure may be several times the value of the Fund’s assets. As such, the Fund’s use of leverage may result in greater price volatility for the Fund than if leverage had not been used.

With respect to the portion of the Fund invested in debt securities, the Fund may invest in cash deposits and short-term high quality U.S. and non-U.S. government debt securities for short-term investment, cash management purposes and to maintain asset coverage requirements for the Fund’s derivative positions. Foreign currency exposure resulting from investments in foreign debt securities may be hedged back to U.S. dollars if the sub-adviser is not seeking to gain exposure to the foreign currency.

UBS managed portion: In addition to the NDFs described above, UBS can also use currency options as another way of gaining exposure to currency exchange rates. When analyzing a potential investment opportunity and the desired amount of exposure, UBS considers the economic and investment outlook for the opportunity and the degree of risk the Fund may assume relative to the potential return on such investment in order to maximize the risk-adjusted return for UBS’ portion of the Fund. UBS may also consider quantitative factors to decide whether to increase or decrease currency exposures.

MCG managed portion: MCG identifies investment opportunities through the application of both quantitative and qualitative approaches. MCG manages a part of its portion of the Fund under a quantitative approach that is used for its longer term “systematic” strategy. MCG uses this systematic strategy to seek to capture longer-term fundamental shifts in currency movements (typically a twelve month horizon). MCG manages the other part of its portion of the Fund under a qualitative approach that is used for its shorter-term “discretionary” investment strategy. MCG uses this discretionary strategy to seek to identify and take advantage of macroeconomic themes that influence exchange rates within a shorter time horizon than the systematic strategy (typically a two week to six month horizon). Given the different time horizons, MCG anticipates potentially more trading activity for assets managed under the discretionary strategy than the systematic strategy. Both quantitative and qualitative approaches focus on identifying different factors that materially affect currency movements. MCG’s aim in using both strategies is to diversify the return stream generated by its currency investments while seeking to manage risk. MCG also applies a liquidity screen to all positions, favoring more liquid currency positions than those that are less liquid, in seeking to attain a high degree of liquidity within MCG’s portion of the Fund.

The performance of the Fund is generally expected to have low to moderate correlation with the performance of traditional equity and debt investments over long-term periods. However, the actual performance of the Fund may be correlated with those traditional investments over short- or long-term periods. The Fund’s strategy involves the use of leverage, and the Fund’s performance may from time to time be more volatile than many other Funds. The Fund is generally intended to complement a balanced portfolio of traditional equity and debt investments as a means of seeking diversification and is not intended to be a complete investment program.

PL Small-Cap Growth Fund – Pursuant to approval by the Trust’s board of trustees, including a majority of the independent trustees, at its meeting held in March 2014, Lord, Abbett & Co. LLC will become the sub-adviser of the Fund. In order to facilitate the sub-adviser change, a portion of the Fund’s holdings may be sold and new investments purchased in accordance with recommendations by the new sub-adviser. PLFA, the investment adviser to the Fund, may begin transitioning prior to May 1, 2014. PLFA and/or the Fund may retain a transitioning agent in order to reduce transaction costs associated with the purchase and sale of portfolio holdings in connection with the transition.

The first two paragraphs in the Principal Investment Strategies subsection will be replaced with the following:

Under normal circumstances, this Fund invests at least 80% of its assets in small-capitalization equity securities. The sub-adviser generally considers a company to be a small-capitalization company if the company has a market capitalization within the range of the market capitalizations in the Russell 2000 Growth Index. As of December 31, 2013, the market capitalization range for this index was approximately $36 million to $5.27 billion.

The Fund may invest in equity securities of foreign companies, including emerging market companies, provided they are traded on U.S. exchanges or are denominated in U.S. dollars. The Fund may also invest in American Depositary Receipts (“ADRs”).

The Fund invests primarily in the common stocks of companies demonstrating above-average, long-term growth potential. The sub-adviser seeks to identify companies that it believes are strongly positioned in the developing growth phase, which it defines as the period of swift development after a company’s start-up phase when growth occurs at a typically much more rapid rate than that of established companies in their mature years.

The following risks will be added to the Principal Risks subsection:

•	Emerging Markets Risk: Investments in or exposure to investments in emerging market countries (such as many countries in Latin America, Asia, the Middle East, Eastern Europe and Africa), including frontier markets (emerging market countries in an earlier stage of development), may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

•	Foreign Markets Risk: Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

PL Small-Cap Value Fund – Pursuant to approval by the Trust’s board of trustees, including a majority of the independent trustees, at its meeting held in March 2014, AllianceBernstein L.P. will become the sub-adviser of the Fund. In order to facilitate the sub-adviser change, a portion of the Fund’s holdings may be sold and new investments purchased in accordance with recommendations by the new sub-adviser. PLFA, the investment adviser to the Fund, may begin transitioning prior to May 1, 2014. PLFA and/or the Fund may retain a transitioning agent in order to reduce transaction costs associated with the purchase and sale of portfolio holdings in connection with the transition.

The disclosure in the Principal Investment Strategies subsection will be replaced with the following:

Under normal circumstances, this Fund invests at least 80% of its assets in small-capitalization equity securities. The sub-adviser generally considers small-capitalization companies to be those that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2000 Value Index and the greater of $4 billion or the market capitalization of the largest company in the Russell 2000 Value Index. The sub-adviser may invest in real estate investment trusts (“REITs”). As of December 31, 2013, the market capitalization range of the Russell 2000 Value Index was approximately $15 million to $4.6 billion.

The Fund may invest up to 25% of its assets in securities of foreign issuers, including issuers in emerging market countries and American Depositary Receipts (“ADRs”). The Fund may also invest up to 20% of its assets in short-term debt obligations.

The sub-adviser seeks to identify companies that are undervalued versus their long-term earnings potential in selecting investments for the Fund. The sub-adviser considers selling a holding when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative stock with strong fundamentals demonstrates a lower price-to-longer term earnings ratio, a higher dividend yield or other favorable qualitative metrics.

The following risk will be added to the Principal Risks subsection:

•	Real Estate Companies Risk: Investing in companies operating in the real estate and related industries, including Real Estate Investment Trusts (“REITs”) and Real Estate Operating Companies (“REOCs”), expose the Fund to the risks of the real estate market and to risks associated with the ownership of real estate. These risks can include fluctuations in the value of or destruction of underlying properties; tenant or borrower default; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in vacancies; competition; property taxes; capital expenditures, or operating expenses; and other economic or political events affecting the real estate industry. Real estate companies and sectors and industries impacting the performance of real estate companies (such as banking or financial institutions) may be subject to extensive government regulation, which may change unexpectedly and significantly impact the Fund. REITs and REOCs may also be affected by risks similar to investments in debt securities, including interest rate risk and credit risk.

PL PORTFOLIO OPTIMIZATION CONSERVATIVE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	plf_SupplementTextBlock

SUPPLEMENT DATED MARCH 28, 2014

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS

CLASS A, B, C, I, R AND ADVISOR SHARES DATED AUGUST 1, 2013

This supplement revises the Pacific Life Funds Class A, B, C, I, R and Advisor Shares prospectus dated August 1, 2013, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement apply to the PL Portfolio Optimization Conservative Fund, PL Portfolio Optimization Moderate-Conservative Fund, PL Portfolio Optimization Moderate Fund, PL Portfolio Optimization Moderate-Aggressive Fund and PL Portfolio Optimization Aggressive Fund (each a “PL Portfolio Optimization Fund”) and will be effective April 1, 2014. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

For each PL Portfolio Optimization Fund, the Advisor Class shares column and footnote to the Annual Fund Operating Expenses table describing the expense reimbursement arrangement, as well as the Advisor Class information in the Examples tables (“Fee Tables”), will be replaced with the information below. No other information in the Fee Tables is changed. The effect of the revised expense reimbursement arrangement is to reduce “Total Annual Fund Operating Expenses after Expense Reimbursement” on Advisor Class shares.

PL Portfolio Optimization Conservative Fund

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

Advisor
Management Fee	0.20%
Distribution (12b-1) and/or Service Fees	None
Other Expenses	0.26%
Acquired Funds Fees and Expenses	0.69%
Total Annual Fund Operating Expenses	1.15%
Less Expense Reimbursement[2]	(0.11%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.04%

[1]	The expense information for Advisor Class shares has been restated to reflect current fees.
[2]	The investment adviser has contractually agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.15% through 7/31/2015, and 0.30% from 8/1/2015 through 7/31/2023 for Class A, B, C and R shares; 0.15% through 7/31/2015, 0.20% from 8/1/2015 through 12/31/2015, and 0.30% from 1/1/2016 through 7/31/2023 for Advisor Class shares. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap.

Your expenses (in dollars) if you SELL your shares at the end of each period.
Advisor
1 year	$106
3 years	$343
5 years	$611
10 years	$1,377

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Advisor
1 year	$106
3 years	$343
5 years	$611
10 years	$1,377

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The investment adviser has contractually agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.15% through 7/31/2015, and 0.30% from 8/1/2015 through 7/31/2023 for Class A, B, C and R shares; 0.15% through 7/31/2015, 0.20% from 8/1/2015 through 12/31/2015, and 0.30% from 1/1/2016 through 7/31/2023 for Advisor Class shares. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information for Advisor Class shares has been restated to reflect current fees.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
PL PORTFOLIO OPTIMIZATION CONSERVATIVE FUND | Class Advisor
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%	[1]
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1],[2]
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.04%	[1]
1 year	rr_ExpenseExampleYear01	$ 106
3 years	rr_ExpenseExampleYear03	343
5 years	rr_ExpenseExampleYear05	611
10 years	rr_ExpenseExampleYear10	1,377
1 year	rr_ExpenseExampleNoRedemptionYear01	106
3 years	rr_ExpenseExampleNoRedemptionYear03	343
5 years	rr_ExpenseExampleNoRedemptionYear05	611
10 years	rr_ExpenseExampleNoRedemptionYear10	1,377
PL PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	plf_SupplementTextBlock

SUPPLEMENT DATED MARCH 28, 2014

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS

CLASS A, B, C, I, R AND ADVISOR SHARES DATED AUGUST 1, 2013

This supplement revises the Pacific Life Funds Class A, B, C, I, R and Advisor Shares prospectus dated August 1, 2013, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement apply to the PL Portfolio Optimization Conservative Fund, PL Portfolio Optimization Moderate-Conservative Fund, PL Portfolio Optimization Moderate Fund, PL Portfolio Optimization Moderate-Aggressive Fund and PL Portfolio Optimization Aggressive Fund (each a “PL Portfolio Optimization Fund”) and will be effective April 1, 2014. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

For each PL Portfolio Optimization Fund, the Advisor Class shares column and footnote to the Annual Fund Operating Expenses table describing the expense reimbursement arrangement, as well as the Advisor Class information in the Examples tables (“Fee Tables”), will be replaced with the information below. No other information in the Fee Tables is changed. The effect of the revised expense reimbursement arrangement is to reduce “Total Annual Fund Operating Expenses after Expense Reimbursement” on Advisor Class shares.

PL Portfolio Optimization Moderate-Conservative Fund

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

Advisor
Management Fee	0.20%
Distribution (12b-1) and/or Service Fees	None
Other Expenses	0.26%
Acquired Fund Fees and Expenses	0.74%
Total Annual Fund Operating Expenses	1.20%
Less Expense Reimbursement[2]	(0.11%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.09%

[1]	The expense information for Advisor Class shares has been restated to reflect current fees.
[2]	The investment adviser has contractually agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.15% through 7/31/2015, and 0.30% from 8/1/2015 through 7/31/2023 for Class A, B, C and R shares; 0.15% through 7/31/2015, 0.20% from 8/1/2015 through 12/31/2015, and 0.30% from 1/1/2016 through 7/31/2023 for Advisor Class shares. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap.

Your expenses (in dollars) if you SELL your shares at the end of each period.
Advisor
1 year	$111
3 years	$359
5 years	$638
10 years	$1,435

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Advisor
1 year	$111
3 years	$359
5 years	$638
10 years	$1,435

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The investment adviser has contractually agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.15% through 7/31/2015, and 0.30% from 8/1/2015 through 7/31/2023 for Class A, B, C and R shares; 0.15% through 7/31/2015, 0.20% from 8/1/2015 through 12/31/2015, and 0.30% from 1/1/2016 through 7/31/2023 for Advisor Class shares. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information for Advisor Class shares has been restated to reflect current fees.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
PL PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE FUND | Class Advisor
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%	[1]
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1],[2]
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.09%	[1]
1 year	rr_ExpenseExampleYear01	111
3 years	rr_ExpenseExampleYear03	359
5 years	rr_ExpenseExampleYear05	638
10 years	rr_ExpenseExampleYear10	1,435
1 year	rr_ExpenseExampleNoRedemptionYear01	111
3 years	rr_ExpenseExampleNoRedemptionYear03	359
5 years	rr_ExpenseExampleNoRedemptionYear05	638
10 years	rr_ExpenseExampleNoRedemptionYear10	1,435
PL PORTFOLIO OPTIMIZATION MODERATE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	plf_SupplementTextBlock

SUPPLEMENT DATED MARCH 28, 2014

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS

CLASS A, B, C, I, R AND ADVISOR SHARES DATED AUGUST 1, 2013

This supplement revises the Pacific Life Funds Class A, B, C, I, R and Advisor Shares prospectus dated August 1, 2013, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement apply to the PL Portfolio Optimization Conservative Fund, PL Portfolio Optimization Moderate-Conservative Fund, PL Portfolio Optimization Moderate Fund, PL Portfolio Optimization Moderate-Aggressive Fund and PL Portfolio Optimization Aggressive Fund (each a “PL Portfolio Optimization Fund”) and will be effective April 1, 2014. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

For each PL Portfolio Optimization Fund, the Advisor Class shares column and footnote to the Annual Fund Operating Expenses table describing the expense reimbursement arrangement, as well as the Advisor Class information in the Examples tables (“Fee Tables”), will be replaced with the information below. No other information in the Fee Tables is changed. The effect of the revised expense reimbursement arrangement is to reduce “Total Annual Fund Operating Expenses after Expense Reimbursement” on Advisor Class shares.

PL Portfolio Optimization Moderate Fund

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

Advisor
Management Fee	0.20%
Distribution (12b-1) and/or Service Fees	None
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.78%
Total Annual Fund Operating Expenses	1.23%
Less Expense Reimbursement[2]	(0.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.13%

[1]	The expense information for Advisor Class shares has been restated to reflect current fees.
[2]	The investment adviser has contractually agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.15% through 7/31/2015, and 0.30% from 8/1/2015 through 7/31/2023 for Class A, B, C and R shares; 0.15% through 7/31/2015, 0.20% from 8/1/2015 through 12/31/2015, and 0.30% from 1/1/2016 through 7/31/2023 for Advisor Class shares. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap.

Your expenses (in dollars) if you SELL your shares at the end of each period.
Advisor
1 year	$115
3 years	$370
5 years	$656
10 years	$1,470

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Advisor
1 year	$115
3 years	$370
5 years	$656
10 years	$1,470

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The investment adviser has contractually agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.15% through 7/31/2015, and 0.30% from 8/1/2015 through 7/31/2023 for Class A, B, C and R shares; 0.15% through 7/31/2015, 0.20% from 8/1/2015 through 12/31/2015, and 0.30% from 1/1/2016 through 7/31/2023 for Advisor Class shares. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information for Advisor Class shares has been restated to reflect current fees.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
PL PORTFOLIO OPTIMIZATION MODERATE FUND | Class Advisor
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%	[1]
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1],[2]
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.13%	[1]
1 year	rr_ExpenseExampleYear01	115
3 years	rr_ExpenseExampleYear03	370
5 years	rr_ExpenseExampleYear05	656
10 years	rr_ExpenseExampleYear10	1,470
1 year	rr_ExpenseExampleNoRedemptionYear01	115
3 years	rr_ExpenseExampleNoRedemptionYear03	370
5 years	rr_ExpenseExampleNoRedemptionYear05	656
10 years	rr_ExpenseExampleNoRedemptionYear10	1,470
PL PORTFOLIO OPTIMIZATION MODERATE-AGGRESSIVE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	plf_SupplementTextBlock

SUPPLEMENT DATED MARCH 28, 2014

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS

CLASS A, B, C, I, R AND ADVISOR SHARES DATED AUGUST 1, 2013

This supplement revises the Pacific Life Funds Class A, B, C, I, R and Advisor Shares prospectus dated August 1, 2013, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement apply to the PL Portfolio Optimization Conservative Fund, PL Portfolio Optimization Moderate-Conservative Fund, PL Portfolio Optimization Moderate Fund, PL Portfolio Optimization Moderate-Aggressive Fund and PL Portfolio Optimization Aggressive Fund (each a “PL Portfolio Optimization Fund”) and will be effective April 1, 2014. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

For each PL Portfolio Optimization Fund, the Advisor Class shares column and footnote to the Annual Fund Operating Expenses table describing the expense reimbursement arrangement, as well as the Advisor Class information in the Examples tables (“Fee Tables”), will be replaced with the information below. No other information in the Fee Tables is changed. The effect of the revised expense reimbursement arrangement is to reduce “Total Annual Fund Operating Expenses after Expense Reimbursement” on Advisor Class shares.

PL Portfolio Optimization Moderate-Aggressive Fund

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

Advisor
Management Fee	0.20%
Distribution (12b-1) and/or Service Fees	None
Other Expenses	0.26%
Acquired Fund Fees and Expenses	0.82%
Total Annual Fund Operating Expenses	1.28%
Less Expense Reimbursement[2]	(0.11%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.17%

[1]	The expense information for Advisor Class shares has been restated to reflect current fees.
[2]	The investment adviser has contractually agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.15% through 7/31/2015, and 0.30% from 8/1/2015 through 7/31/2023 for Class A, B, C and R shares; 0.15% through 7/31/2015, 0.20% from 8/1/2015 through 12/31/2015, and 0.30% from 1/1/2016 through 7/31/2023 for Advisor Class shares. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap.

Your expenses (in dollars) if you SELL your shares at the end of each period.
Advisor
1 year	$119
3 years	$384
5 years	$681
10 years	$1,525

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Advisor
1 year	$119
3 years	$384
5 years	$681
10 years	$1,525

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The investment adviser has contractually agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.15% through 7/31/2015, and 0.30% from 8/1/2015 through 7/31/2023 for Class A, B, C and R shares; 0.15% through 7/31/2015, 0.20% from 8/1/2015 through 12/31/2015, and 0.30% from 1/1/2016 through 7/31/2023 for Advisor Class shares. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information for Advisor Class shares has been restated to reflect current fees.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
PL PORTFOLIO OPTIMIZATION MODERATE-AGGRESSIVE FUND | Class Advisor
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%	[1]
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1],[2]
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.17%	[1]
1 year	rr_ExpenseExampleYear01	119
3 years	rr_ExpenseExampleYear03	384
5 years	rr_ExpenseExampleYear05	681
10 years	rr_ExpenseExampleYear10	1,525
1 year	rr_ExpenseExampleNoRedemptionYear01	119
3 years	rr_ExpenseExampleNoRedemptionYear03	384
5 years	rr_ExpenseExampleNoRedemptionYear05	681
10 years	rr_ExpenseExampleNoRedemptionYear10	1,525
PL PORTFOLIO OPTIMIZATION AGGRESSIVE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	plf_SupplementTextBlock

SUPPLEMENT DATED MARCH 28, 2014

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS

CLASS A, B, C, I, R AND ADVISOR SHARES DATED AUGUST 1, 2013

This supplement revises the Pacific Life Funds Class A, B, C, I, R and Advisor Shares prospectus dated August 1, 2013, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement apply to the PL Portfolio Optimization Conservative Fund, PL Portfolio Optimization Moderate-Conservative Fund, PL Portfolio Optimization Moderate Fund, PL Portfolio Optimization Moderate-Aggressive Fund and PL Portfolio Optimization Aggressive Fund (each a “PL Portfolio Optimization Fund”) and will be effective April 1, 2014. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

For each PL Portfolio Optimization Fund, the Advisor Class shares column and footnote to the Annual Fund Operating Expenses table describing the expense reimbursement arrangement, as well as the Advisor Class information in the Examples tables (“Fee Tables”), will be replaced with the information below. No other information in the Fee Tables is changed. The effect of the revised expense reimbursement arrangement is to reduce “Total Annual Fund Operating Expenses after Expense Reimbursement” on Advisor Class shares.

PL Portfolio Optimization Aggressive Fund

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

Advisor
Management Fee	0.20%
Distribution (12b-1) and/or Service Fees	None
Other Expenses	0.28%
Acquired Fund Fees and Expenses	0.85%
Total Annual Fund Operating Expenses	1.33%
Less Expense Reimbursement[2]	(0.13%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.20%

[1]	The expense information for Advisor Class shares has been restated to reflect current fees.
[2]	The investment adviser has contractually agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.15% through 7/31/2015, and 0.30% from 8/1/2015 through 7/31/2023 for Class A, B, C and R shares; 0.15% through 7/31/2015, 0.20% from 8/1/2015 through 12/31/2015, and 0.30% from 1/1/2016 through 7/31/2023 for Advisor Class shares. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap.

Your expenses (in dollars) if you SELL your shares at the end of each period.
Advisor
1 year	$122
3 years	$395
5 years	$703
10 years	$1,578

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Advisor
1 year	$122
3 years	$395
5 years	$703
10 years	$1,578

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The investment adviser has contractually agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.15% through 7/31/2015, and 0.30% from 8/1/2015 through 7/31/2023 for Class A, B, C and R shares; 0.15% through 7/31/2015, 0.20% from 8/1/2015 through 12/31/2015, and 0.30% from 1/1/2016 through 7/31/2023 for Advisor Class shares. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information for Advisor Class shares has been restated to reflect current fees.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
PL PORTFOLIO OPTIMIZATION AGGRESSIVE FUND | Class Advisor
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.85%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%	[1]
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1],[2]
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.20%	[1]
1 year	rr_ExpenseExampleYear01	122
3 years	rr_ExpenseExampleYear03	395
5 years	rr_ExpenseExampleYear05	703
10 years	rr_ExpenseExampleYear10	1,578
1 year	rr_ExpenseExampleNoRedemptionYear01	122
3 years	rr_ExpenseExampleNoRedemptionYear03	395
5 years	rr_ExpenseExampleNoRedemptionYear05	703
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,578
PL CURRENCY STRATEGIES FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	plf_SupplementTextBlock

SUPPLEMENT DATED MARCH 28, 2014

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS

CLASS P SHARES DATED AUGUST 1, 2013

This supplement revises the Pacific Life Funds Class P Shares prospectus dated August 1, 2013, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement apply to the PL Currency Strategies Fund, PL Small-Cap Growth Fund and PL Small-Cap Value Fund (each, a “Fund”) and will be effective May 1, 2014. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

PL Currency Strategies Fund – Pursuant to approval by the Trust’s board of trustees, including a majority of the independent trustees, at its meeting held in March 2014, Macro Currency Group (“MCG”) will become another sub-adviser of the Fund and the Fund will change to a co-managed structure, with MCG managing one portion of the Fund and the existing sub-adviser to the Fund, NFJ Investment Group LLC, managing the other portion of the Fund. In order to facilitate the addition of MCG as a sub-adviser, a portion of the Fund’s holdings may be sold and new investments purchased in accordance with recommendations by MCG. PLFA, the investment adviser to the Fund, may begin transitioning prior to May 1, 2014. PLFA and/or the Fund may retain a transitioning agent in order to reduce transaction costs associated with the purchase and sale of portfolio holdings in connection with the transition.

The disclosure in the Principal Investment Strategies subsection, except for the last paragraph, will be replaced with the following:

This Fund is sub-advised by both UBS Global Asset Management (Americas) Inc. (“UBS”) and Macro Currency Group (“MCG”). PLFA is the Fund’s investment adviser and, subject to the approval of the Trust’s board of trustees, selects the Fund’s sub-advisers and monitors their performance on an ongoing basis. PLFA allocates the Fund’s assets between UBS and MCG and may change the allocation or rebalance at any time. The sub-advisers employ different approaches to managing global currency strategies, as described below. Each sub-adviser has its own investment style and acts independently of the other.

Under normal market conditions, this Fund principally invests in derivatives and high quality debt securities to establish exposures to global currencies. “Currency Strategies” in the Fund’s name refers to the Fund’s strategies to provide exposures to global currencies, which may include the U.S. dollar and currencies of other developed countries and emerging market countries, to seek to provide total return based on each sub-adviser’s outlook for such currencies. Each sub-adviser will primarily implement these currency strategies using non-deliverable forward foreign currency contracts (“NDFs”), a type of derivative. The Fund may invest a significant portion of its assets in a single currency, a small number of currencies, or currencies in a particular geographic region, and typically a portion of the Fund’s assets will be invested in emerging market currencies.

Each sub-adviser seeks to gain positive exposure to currencies that it believes are undervalued and negative exposure to currencies that it believes are overvalued. Such exposures are primarily obtained by investing in forward positions on currency using NDFs and by holding foreign currency. Generally, positive exposure means having a long position in a specific currency and negative exposure indicates a short position in a specific currency. The Fund typically gains when currencies in which the Fund has long positions appreciate relative to the currencies in which the Fund has short positions. The Fund incurs a loss when currencies in which it has short positions appreciate relative to the currencies in which the Fund has long positions.

Each sub-adviser will make extensive use of NDFs in order to gain or increase exposure to various currencies (whether long or short positions) and to hedge against foreign currency fluctuations. Each sub-adviser uses these derivatives in a way that typically has a leveraging effect on the Fund’s exposure to specific investment opportunities. Such exposure may be several times the value of the Fund’s assets. As such, the Fund’s use of leverage may result in greater price volatility for the Fund than if leverage had not been used.

With respect to the portion of the Fund invested in debt securities, the Fund may invest in cash deposits and short-term high quality U.S. and non-U.S. government debt securities for short-term investment, cash management purposes and to maintain asset coverage requirements for the Fund’s derivative positions. Foreign currency exposure resulting from investments in foreign debt securities may be hedged back to U.S. dollars if the sub-adviser is not seeking to gain exposure to the foreign currency.

UBS managed portion: In addition to the NDFs described above, UBS can also use currency options as another way of gaining exposure to currency exchange rates. When analyzing a potential investment opportunity and the desired amount of exposure, UBS considers the economic and investment outlook for the opportunity and the degree of risk the Fund may assume relative to the potential return on such investment in order to maximize the risk-adjusted return for UBS’ portion of the Fund. UBS may also consider quantitative factors to decide whether to increase or decrease currency exposures.

MCG managed portion: MCG identifies investment opportunities through the application of both quantitative and qualitative approaches. MCG manages a part of its portion of the Fund under a quantitative approach that is used for its longer term “systematic” strategy. MCG uses this systematic strategy to seek to capture longer-term fundamental shifts in currency movements (typically a twelve month horizon). MCG manages the other part of its portion of the Fund under a qualitative approach that is used for its shorter-term “discretionary” investment strategy. MCG uses this discretionary strategy to seek to identify and take advantage of macroeconomic themes that influence exchange rates within a shorter time horizon than the systematic strategy (typically a two week to six month horizon). Given the different time horizons, MCG anticipates potentially more trading activity for assets managed under the discretionary strategy than the systematic strategy. Both quantitative and qualitative approaches focus on identifying different factors that materially affect currency movements. MCG’s aim in using both strategies is to diversify the return stream generated by its currency investments while seeking to manage risk. MCG also applies a liquidity screen to all positions, favoring more liquid currency positions than those that are less liquid, in seeking to attain a high degree of liquidity within MCG’s portion of the Fund.

The performance of the Fund is generally expected to have low to moderate correlation with the performance of traditional equity and debt investments over long-term periods. However, the actual performance of the Fund may be correlated with those traditional investments over short- or long-term periods. The Fund’s strategy involves the use of leverage, and the Fund’s performance may from time to time be more volatile than many other Funds. The Fund is generally intended to complement a balanced portfolio of traditional equity and debt investments as a means of seeking diversification and is not intended to be a complete investment program.

PL SMALL-CAP GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	plf_SupplementTextBlock

SUPPLEMENT DATED MARCH 28, 2014

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS

CLASS P SHARES DATED AUGUST 1, 2013

This supplement revises the Pacific Life Funds Class P Shares prospectus dated August 1, 2013, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement apply to the PL Currency Strategies Fund, PL Small-Cap Growth Fund and PL Small-Cap Value Fund (each, a “Fund”) and will be effective May 1, 2014. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

PL Small-Cap Growth Fund – Pursuant to approval by the Trust’s board of trustees, including a majority of the independent trustees, at its meeting held in March 2014, Lord, Abbett & Co. LLC will become the sub-adviser of the Fund. In order to facilitate the sub-adviser change, a portion of the Fund’s holdings may be sold and new investments purchased in accordance with recommendations by the new sub-adviser. PLFA, the investment adviser to the Fund, may begin transitioning prior to May 1, 2014. PLFA and/or the Fund may retain a transitioning agent in order to reduce transaction costs associated with the purchase and sale of portfolio holdings in connection with the transition.

The first two paragraphs in the Principal Investment Strategies subsection will be replaced with the following:

Under normal circumstances, this Fund invests at least 80% of its assets in small-capitalization equity securities. The sub-adviser generally considers a company to be a small-capitalization company if the company has a market capitalization within the range of the market capitalizations in the Russell 2000 Growth Index. As of December 31, 2013, the market capitalization range for this index was approximately $36 million to $5.27 billion.

The Fund may invest in equity securities of foreign companies, including emerging market companies, provided they are traded on U.S. exchanges or are denominated in U.S. dollars. The Fund may also invest in American Depositary Receipts (“ADRs”).

The Fund invests primarily in the common stocks of companies demonstrating above-average, long-term growth potential. The sub-adviser seeks to identify companies that it believes are strongly positioned in the developing growth phase, which it defines as the period of swift development after a company’s start-up phase when growth occurs at a typically much more rapid rate than that of established companies in their mature years.

The following risks will be added to the Principal Risks subsection:

•	Emerging Markets Risk: Investments in or exposure to investments in emerging market countries (such as many countries in Latin America, Asia, the Middle East, Eastern Europe and Africa), including frontier markets (emerging market countries in an earlier stage of development), may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

•	Foreign Markets Risk: Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

PL Small-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	plf_SupplementTextBlock

SUPPLEMENT DATED MARCH 28, 2014

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS

CLASS P SHARES DATED AUGUST 1, 2013

This supplement revises the Pacific Life Funds Class P Shares prospectus dated August 1, 2013, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement apply to the PL Currency Strategies Fund, PL Small-Cap Growth Fund and PL Small-Cap Value Fund (each, a “Fund”) and will be effective May 1, 2014. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

PL Small-Cap Value Fund – Pursuant to approval by the Trust’s board of trustees, including a majority of the independent trustees, at its meeting held in March 2014, AllianceBernstein L.P. will become the sub-adviser of the Fund. In order to facilitate the sub-adviser change, a portion of the Fund’s holdings may be sold and new investments purchased in accordance with recommendations by the new sub-adviser. PLFA, the investment adviser to the Fund, may begin transitioning prior to May 1, 2014. PLFA and/or the Fund may retain a transitioning agent in order to reduce transaction costs associated with the purchase and sale of portfolio holdings in connection with the transition.

The disclosure in the Principal Investment Strategies subsection will be replaced with the following:

Under normal circumstances, this Fund invests at least 80% of its assets in small-capitalization equity securities. The sub-adviser generally considers small-capitalization companies to be those that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2000 Value Index and the greater of $4 billion or the market capitalization of the largest company in the Russell 2000 Value Index. The sub-adviser may invest in real estate investment trusts (“REITs”). As of December 31, 2013, the market capitalization range of the Russell 2000 Value Index was approximately $15 million to $4.6 billion.

The Fund may invest up to 25% of its assets in securities of foreign issuers, including issuers in emerging market countries and American Depositary Receipts (“ADRs”). The Fund may also invest up to 20% of its assets in short-term debt obligations.

The sub-adviser seeks to identify companies that are undervalued versus their long-term earnings potential in selecting investments for the Fund. The sub-adviser considers selling a holding when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative stock with strong fundamentals demonstrates a lower price-to-longer term earnings ratio, a higher dividend yield or other favorable qualitative metrics.

The following risk will be added to the Principal Risks subsection:

•	Real Estate Companies Risk: Investing in companies operating in the real estate and related industries, including Real Estate Investment Trusts (“REITs”) and Real Estate Operating Companies (“REOCs”), expose the Fund to the risks of the real estate market and to risks associated with the ownership of real estate. These risks can include fluctuations in the value of or destruction of underlying properties; tenant or borrower default; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in vacancies; competition; property taxes; capital expenditures, or operating expenses; and other economic or political events affecting the real estate industry. Real estate companies and sectors and industries impacting the performance of real estate companies (such as banking or financial institutions) may be subject to extensive government regulation, which may change unexpectedly and significantly impact the Fund. REITs and REOCs may also be affected by risks similar to investments in debt securities, including interest rate risk and credit risk.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, this Fund invests at least 80% of its assets in small-capitalization equity securities. The sub-adviser generally considers small-capitalization companies to be those that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2000 Value Index and the greater of $4 billion or the market capitalization of the largest company in the Russell 2000 Value Index. The sub-adviser may invest in real estate investment trusts (“REITs”). As of December 31, 2013, the market capitalization range of the Russell 2000 Value Index was approximately $15 million to $4.6 billion.

The Fund may invest up to 25% of its assets in securities of foreign issuers, including issuers in emerging market countries and American Depositary Receipts (“ADRs”). The Fund may also invest up to 20% of its assets in short-term debt obligations.

		The sub-adviser seeks to identify companies that are undervalued versus their long-term earnings potential in selecting investments for the Fund. The sub-adviser considers selling a holding when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative stock with strong fundamentals demonstrates a lower price-to-longer term earnings ratio, a higher dividend yield or other favorable qualitative metrics.

[1]	The expense information for Advisor Class shares has been restated to reflect current fees.
[2]	The investment adviser has contractually agreed to limit certain "Other Expenses" incurred by the Fund that exceed an annual rate of 0.15% through 7/31/2015, and 0.30% from 8/1/2015 through 7/31/2023 for ClassA, B, C and R shares; 0.15% through 7/31/2015, 0.20% from 8/1/2015 through 12/31/2015, and 0.30% from 1/1/2016 through 7/31/2023 for Advisor Class shares. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii)upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap.